Oil and Natural Gas Property Transactions (Tables)	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Schedule of preliminary allocation of the total purchase price	The following table represents the final allocation of the total purchase price of WildHorse to the identifiable assets acquired and the liabilities assumed based on the fair values as of the acquisition date.

Purchase Price Allocation
($ in millions)
Consideration:
Cash	$381
Fair value of Chesapeake’s common stock issued in the Merger (a)	2,037
Total consideration	$2,418

Fair Value of Liabilities Assumed:
Current liabilities	$166
Long-term debt	1,379
Deferred tax liabilities	314
Other long-term liabilities	36
Amounts attributable to liabilities assumed	$1,895

Fair Value of Assets Acquired:
Cash and cash equivalents	$28
Other current assets	128
Proved oil and natural gas properties	3,264
Unproved properties	756
Other property and equipment	77
Other long-term assets	60
Amounts attributable to assets acquired	$4,313

Total identifiable net assets	$2,418
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(a)    Based on 3.6 million Reverse Stock Split adjusted Chesapeake common shares issued at closing at $568 per share (closing price as of February 1, 2019).

Schedule of pro forma financial information	The following unaudited pro forma financial information for the years ended December 31, 2019 and 2018, respectively, is based on our historical consolidated financial statements adjusted to reflect as if the WildHorse acquisition had occurred on January 1, 2018. The information below reflects pro forma adjustments based on available information and certain assumptions that we believe are reasonable, including adjustments to conform the classification of expenses in WildHorse’s statements of operations to our classification for similar expenses and the estimated tax impact of pro forma adjustments.

	Years Ended December 31,
	2019	2018
	($ in millions except per share data)
Revenues	$8,587	$11,211
Net income (loss) available to common stockholders	$(431)	$195
Earnings (loss) per common share:
Basic(a)	$(51.77)	$42.89
Diluted(a)	$(51.77)	$42.89
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(a)    All per share information has been retroactively adjusted to reflect a 1-for-200 (1:200) reverse stock split effective April 14, 2020. See Note 26 for additional information.